Fair Value Measurements (Details) - Schedule of Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nonrelated Party [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Bifurcated embedded derivative liabilities	$ 1,552,781	$ 893,216	$ 4,000	$ 0
Related Party [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Bifurcated embedded derivative liabilities	3,024,219	1,889,084	0	$ 0
Fair Value, Inputs, Level 3 [Member] | Nonrelated Party [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Bifurcated embedded derivative liabilities	1,552,781	893,216	4,000
SAFE	644,146	829,139	294,044
Fair Value, Inputs, Level 3 [Member] | Related Party [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Bifurcated embedded derivative liabilities	3,024,219	1,889,084	0
SAFE	$ 6,709,854	$ 8,636,861	$ 3,062,956